Segment Information (Details) - Schedule of company’s property and equipment, net of depreciation, by geographic region - USD ($) $ in Thousands	Dec. 31, 2021		Dec. 31, 2020
Segment Information (Details) - Schedule of company’s property and equipment, net of depreciation, by geographic region [Line Items]
Property and equipment	$ 1,165		$ 384
Israel [Member]
Segment Information (Details) - Schedule of company’s property and equipment, net of depreciation, by geographic region [Line Items]
Property and equipment	1,165		383
United States [Member]
Segment Information (Details) - Schedule of company’s property and equipment, net of depreciation, by geographic region [Line Items]
Property and equipment		[1]	$ 1

[1]	Represents less than $1